Disposal of subsidiary - Carrying amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disposal of subsidiary.
Cash	$ 217,181	$ 333,524
Property, plant and equipment	126,138	133,236
Other intangible assets	1,094	6,617
Other non-current assets	12,621	$ 17,770
Emza Visual Sense Ltd
Disposal of subsidiary.
Cash	323
Current assets, other than cash	2,241
Property, plant and equipment	179
Other intangible assets	4,436
Other non-current assets	587
Other current and non-current liabilities	(4,148)
Net assets disposed of	$ 3,618